SCHEDULE OF FORTH REPORTING REVENUE INFORMATION (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 128	$ 123	$ 240	$ 224
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		74	77	104	104
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		31	46	75	115
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		12		32
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	[1]	$ 11		$ 29	$ 5

[1]	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.